GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | item	1
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,338	$ 15,273	$ 13,938
Real Estate Property, net	207,690	214,840	185,204
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,104	12,503	12,830
Real Estate Property, net	160,089	165,371	166,921
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,338	1,914
Real Estate Property, net	28,864	30,820
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	896	856	1,108
Real Estate Property, net	$ 18,737	$ 18,649	$ 18,283